Significant Accounting Policies and Practices - Schedule of Consolidated Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 09, 2026	Sep. 16, 2025	Sep. 09, 2025	Jun. 23, 2025	Dec. 31, 2024	Nov. 27, 2024	Jul. 26, 2024
Jerrick Ventures LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%					100.00%
Abacus Tech Pty Ltd [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Australia	Australia
Company Ownership Interest	100.00%	100.00%					100.00%
OG Collection, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	20.00%	20.00%					44.00%	1.50%
Vocal, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Company Ownership Interest	20.00%	20.00%					41.73%	1.70%
S96 NYC, LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York	New York
Company Ownership Interest	100.00%	100.00%					100.00%		100.00%
Fly Flyte, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York	New York
Company Ownership Interest		80.02%	100.00%	10.00%	19.98%	10.00%
Ponderosa Air, LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York	New York
Company Ownership Interest		100.00%	100.00%